ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
10.	ORDINARY SHARES

As of December 31, 2018,
92,224,998
ordinary shares were issued and outstanding. In June 2019, the Company completed its initial public offering and issued
20,532,000
ADSs (representing
13,688,000
Class A ordinary shares). The net proceeds raised from initial public offering and from exercising the over-allotment option by the underwriters were RMB
1,366,860
, net of issuance cost of RMB
31,791
. Upon the completion of
the
initial public offering, the ordinary shares of the Company are classified as Class A and Class B. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Upon the completion of initial public offering,
157,138,000
ordinary shares outstanding then were designated to
83,832,712
Class A ordinary shares and
73,305,288
Class B ordinary shares, respectively.
In November 2019, the Company completed a registered
follow-on
public offering of secondary shares. The
C
ompany did not receive any proceeds from the offering.
Shares issued to employees upon exercising their stock options is net of the tax withholding requirements paid on behalf of the employees. During the year ended December 31, 2019, the Company withheld
418,298
ordinary shares to satisfy its employees’ tax obligations amounting to
RMB
86,739

(USD12,459
)
. The Company paid this amount in cash to the appropriate taxing authorities. They are treated as common stock repurchases for accounting and disclosure purposes as they reduce the number of shares
.